Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net income (loss) per ordinary share – Diluted	$ (0.020)	$ 0.007